Derecognition And Offset Of Financial Instruments - Financial Assets Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	₩ 59,392,637	₩ 65,132,537
Gross amounts of recognized financial assets set off	32,933,133	48,587,951
Net amounts of consolidate financial assets presented	26,459,504	16,544,586
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	22,248,093	14,584,539
Cash collateral received and others	235,654	424,466
Net amounts	3,975,757	1,535,581
Derivative assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	10,333,766	5,200,277
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	10,333,766	5,200,277
Receivable spot exchange
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	5,585,127	7,641,347
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	5,585,127	7,641,347
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	12,149,475	11,328,147
Cash collateral received and others	235,654	424,466
Net amounts	3,533,764	1,089,011
Bonds purchased under resale agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	10,098,618	3,256,392
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	10,098,618	3,256,392
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	10,098,618	3,256,392
Cash collateral received and others	0	0
Net amounts	0	0
Uncollected domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	33,375,126	49,034,521
Gross amounts of recognized financial assets set off	32,933,133	48,587,951
Net amounts of consolidate financial assets presented	441,993	446,570
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0	0
Cash collateral received and others	0	0
Net amounts	₩ 441,993	₩ 446,570